SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

9. SHARE‑BASED COMPENSATION

On November 7, 2015, the Company adopted a share incentive plan (“2015 Plan”). Under the 2015 Plan, the Company’s Board of Directors has approved that a maximum aggregate number of shares that may be issued pursuant to all awards granted shall be 4,336,126. In September 2017, the Company replaced 2015 Plan with the amended and restated share incentive plan (“2017 Plan”) and increased the maximum number of shares issuable to 6,336,126. In December 2019, the Company replaced 2017 Plan with the second amended and restated share incentive plan (“2019 Plan”) and further increased the maximum number of shares issuable to 11,391,131. The terms of the 2015 Plan, 2017 Plan and 2019 Plan are substantially the same other than the maximum aggregate number of shares the Company may issue under the respective plan.

Share options containing only service conditions granted to each grantee under the share incentive plan will generally be exercisable upon the grantee renders service to the Company in accordance with a stipulated vesting schedule. Grantees are generally subject to a vesting schedule of no longer than five years, under which the grantee earns an entitlement to vest a certain percentage of his option grants at the end of each month or year of completed service. The share option awards shall expire no more than 10 years from their grant dates.

Share options containing both service conditions and performance conditions granted to each grantee under the share incentive plan shall become eligible for vesting upon the occurrence of their applicable performance conditions (including but not limited to the occurrence of an initial public offering ("IPO"), the completion of business and operational goals, etc.). Upon being eligible for vesting, each such performance-based option shall vest in a series of four equal and continuous annual installments for each full year of services completed following the award date of such option.

On August 15, 2020, pursuant to board resolution, 184,692 share options that granted to a senior management was modified and the vesting period of the 184,692 share options has been shortened from 5 years to 4 years. Since the fair value of the modified award is lower than the fair value of the original award immediately before the modification, there is no incremental compensation cost to be recognized.

On November 9, 2020, the Company passed a board resolution to waive the vesting schedules and conditions of  2,375,000 share options granted to certain management members. Pursuant to this board resolution, these management members exercised all these share options at the original exercise price per share ranging from US$1.83 to US$2.26 and as a result, 2,375,000 ordinary shares were issued to them. These management members paid the exercise price by issuing recourse promissory notes in the total amount of US$5,197,650. However, the Company still has the repurchase right to buy back such shares at the original exercise price if the grantees do not meet the original vesting conditions. The Company assessed and considered that in accordance with guidance set out in ASC 718-10-55-31, given such arrangement allows the shares received on exercise be returned to the Company if the original vesting conditions are not satisfied, there has been no substantial change to the vesting conditions and the Company shall continue to account for the share awards in accordance with their original terms. As of December 31, 2020, there were 2,285,000 shares unvested according to the original vesting conditions.

As of December 31, 2020, the Company has granted 2,178,808 share options containing both service conditions and performance conditions. All other share options granted contain only service conditions.

				Weighted
		Weighted‑	Weighted‑	Average
		Average	Average	Remaining	Aggregate
	Number of	Exercise	Grant Date	Contractual	Intrinsic
	Options	Price	Fair Value	Term	Value
		US$ per	US$ per
		option	option	Years	US$
Outstanding at January 1, 2018	848,828	0.38	3.75	8.56	4,907,569
Forfeited	(274,500)	0.55	5.71	—	—
Outstanding at January 1, 2019	574,328	0.30	2.80	7.14	3,734,644
Granted	372,500	1.26	5.46	—	—
Exercised	(34,000)	0.55	5.71	—	—
Forfeited	(46,800)	1.22	5.75	—	—
Outstanding at December 31, 2019	866,028	0.65	3.67	7.27	6,328,171
Granted	6,313,373	2.00	7.01	—	—
Exercised	(3,694,934)	1.93	6.55	—	—
Forfeited	(190,000)	1.70	6.91	—	—
Outstanding at December 31, 2020	3,294,467	1.75	6.65	8.78	33,410,968
Vested and expected to vest at December 31, 2020	3,294,467	1.75	6.65	8.78	33,410,968
Exercisable at December 31, 2020	393,424	0.75	4.46	6.68	4,859,836

The aggregate intrinsic value in the table above represents the difference between the exercise price of the awards and the fair value of the underlying ordinary shares at each reporting date, for those awards that had exercise price below the estimated fair value of the relevant ordinary shares.

The aggregate fair value of the equity awards vested during the years ended December 31, 2018, 2019 and 2020 was US$165,609, US$366,113 and US$8,430,085, respectively. As of December 31, 2020, there was US$34,096,227 of total unrecognized employee share‑based compensation expense, may be adjusted for actual forfeitures occurring in the future. Total unrecognized compensation cost will be recognized over a weighted‑average period of 3.39 years.

Fair value of share options

The fair value of share options was determined using the binomial option valuation model, with the assistance from an independent third‑party appraiser. The binomial model requires the input of highly subjective assumptions, including the expected volatility, the exercise multiple, the risk‑free rate and the dividend yield. For expected volatility, the Group has made reference to historical volatility of several comparable companies in the same industry. The exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested share options. The risk‑free rate for periods within the contractual life of the share options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. The dividend yield is based on the expected dividend policy over the contractual life of the share options. The estimated fair value of the ordinary shares, at the share option grant dates, was determined with the assistance from an independent third‑party appraiser.

The assumptions used to estimate the fair value of the share options granted are as follows:

	For the year	For the year
	ended	ended
	December 31,	December 31,
	2019	2020
Risk‑free interest rate	1.78% - 2.73%	0.68% - 0.83%
Dividend yield	0%	0%
Expected volatility range	67.5% - 71.0%	72.3% - 73.4%
Exercise multiple	2.2 - 2.8	2.2 - 2.8
Contractual life	10 years	10 years

Total share‑based compensation expenses recognized for the years ended December 31, 2018, 2019 and 2020 were as follows:

	For the years ended
	December 31,
	2018	2019	2020
	US$	US$	US$
Research and development expenses	126,540	404,620	6,472,083
Administrative expenses	—	207,091	3,657,458
Total share‑based compensation expenses	126,540	611,711	10,129,541

Up to the date of the issuance of these consolidated financial statements, some proceeds of the subscription capital arising from the exercise of vested share options by certain employees remained outstanding and such amount was presented as subscriptions receivable, a contra‑equity balance on the consolidated balance sheets as of December 31, 2019 and 2020, respectively.